SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Information
SUPPLEMENTAL CASH FLOW INFORMATION

8. SUPPLEMENTAL CASH FLOW INFORMATION

Changes in non-cash flow working capital is comprised of:

	December 31,
	2024	2023

Accounts receivable and other receivables	$(4,241)	$281
Deposits and prepaid expenses	120	(168)
Accounts payable and other payables	(2,420)	4,380
Foreign currency	(3)	(1)
	$(6,544)	$4,492

Related to operating activities	$(1,579)	$1,193

Related to investing activities	$(4,965)	$3,299